Transfers of financial assets and servicing assets - Fair value of purchased and originated MSRs, valuation assumptions and sensitivity (Details) - Residential Mortgage - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Originated MSRs
Transfers of financial assets
Fair value of servicing rights	$ 44,129	$ 58,842
Weighted average life	6 years 2 months 12 days	6 years 8 months 12 days
Prepayment speed	6.60%	5.70%
Impact on fair value of 10% adverse change	$ (1,115)	$ (1,303)
Impact on fair value of 20% adverse change	$ (2,194)	$ (2,568)
Discount rate	11.30%	11.40%
Impact on fair value of 10% adverse change	$ (1,640)	$ (2,381)
Impact on fair value of 20% adverse change	(3,175)	(4,596)
Purchased MSRs
Transfers of financial assets
Fair value of servicing rights	$ 74,266	$ 92,064
Weighted average life	5 years 10 months 24 days	6 years 3 months 18 days
Prepayment speed	7.10%	6.20%
Impact on fair value of 10% adverse change	$ (2,206)	$ (2,306)
Impact on fair value of 20% adverse change	$ (4,312)	$ (4,525)
Discount rate	11.10%	11.00%
Impact on fair value of 10% adverse change	$ (2,740)	$ (3,603)
Impact on fair value of 20% adverse change	$ (5,301)	$ (6,959)